Derivative Instruments	12 Months Ended
Dec. 31, 2018
Derivative Instruments and Hedging Activities Disclosure [Abstract]
Derivative Instruments	Derivative Instruments

Summary of Derivative Instruments

Our primary objective in holding derivatives is to reduce the volatility of earnings and cash flows associated with changes in foreign currency exchange rates. Our derivatives expose us to credit risk to the extent that our counterparties may be unable to meet the terms of the arrangement. We seek to mitigate such risk by limiting our counterparties to, and by spreading the risk across, major financial institutions and by entering into collateral security arrangements. In addition, the potential risk of loss with any one counterparty resulting from this type of credit risk is monitored on an ongoing basis.
Foreign Exchange Contracts
We transact business in various foreign currencies and have significant international revenues and costs denominated in foreign currencies, which subjects us to foreign currency risk. We have a foreign currency exposure management program whereby we designate certain foreign currency exchange contracts, generally with maturities of 18 months or less, to reduce the volatility of cash flows primarily related to forecasted revenues denominated in foreign currencies. The objective of the foreign exchange contracts is to help mitigate the risk that the U.S. dollar-equivalent cash flows are adversely affected by changes in the applicable U.S. dollar/foreign currency exchange rate. These derivative instruments are designated as cash flow hedges and accordingly, the derivative’s gain or loss is initially reported as a component of accumulated other comprehensive income (loss) and subsequently reclassified into revenue in the same period the forecasted transaction affects earnings. Beginning in 2018, we evaluate the effectiveness of our foreign currency exchange contracts on a quarterly basis by comparing the critical terms of the derivative instruments with the critical terms of the forecasted cash flows of the hedged item; if the critical terms are the same we conclude the hedge will be perfectly effective. Prior to and during 2018, we evaluated the effectiveness of some of our foreign exchange contracts on a monthly basis by comparing the change in the fair value of the derivative instruments with the change in the fair value of the forecasted cash flows of the hedged item. We did not exclude any component of the changes in fair value of the derivative instruments from the assessment of hedge effectiveness. We do not use any foreign exchange contracts for trading or speculative purposes.

As of December 31, 2018, we estimate that $171 million of net derivative gains related to our cash flow hedges included in accumulated other comprehensive income (loss) will be reclassified into earnings within the next 12 months. During the years ended December 31, 2018, 2017 and 2016, we did not discontinue any cash flow hedges because it was probable that the original forecasted transaction would not occur and as such, did not reclassify any gains or losses to earnings prior to the occurrence of the hedged transaction. If we elect to discontinue our cash flow hedges and it is probable that the original forecasted transaction will occur, we continue to report them in accumulated other comprehensive income (loss) until the forecasted transaction affects earnings, at which point we also reclassify the de-designated hedges into earnings. Gains and losses on derivatives held after we discontinue our cash flow hedge and gains and losses on derivative instruments that are not designated as cash flow hedges are recorded in the same financial statement line item to which the derivative relates.

We have an additional foreign currency exposure management program whereby we use foreign exchange contracts to offset the foreign exchange risk on our assets and liabilities denominated in currencies other than the functional currency of our subsidiaries. These contracts are not designated as hedging instruments and reduce, but do not entirely eliminate, the impact of currency exchange rate movements on our assets and liabilities. The foreign currency gains and losses on our assets and liabilities are recorded in other income (expense), net, which is offset by the gains and losses on the foreign exchange contracts.

Fair Value of Derivative Contracts
The fair value of our outstanding derivative instruments as of December 31, 2018 and 2017 was as follows:

	Balance Sheet Location	As of December 31,
		2018	2017
Derivative Assets:		(In millions)
Foreign exchange contracts designated as cash flow hedges	Other current assets	$170	$—
Foreign exchange contracts designated as cash flow hedges	Other assets (non-current)	11	—
Foreign exchange contracts not designated as hedging instruments	Other current assets	139	66
Total derivative assets		$320	$66

Derivative Liabilities:
Foreign exchange contracts designated as cash flow hedges	Other current liabilities	$3	$94
Foreign exchange contracts not designated as hedging instruments	Other current liabilities	64	124
Total derivative liabilities		$67	$218

Master Netting Agreements - Rights of Setoff
Under master netting agreements with respective counterparties to our foreign exchange contracts, subject to applicable requirements, we are allowed to net settle transactions of the same type with a single net amount payable by one party to the other. However, we have elected to present the derivative assets and derivative liabilities on a gross basis in our consolidated balance sheets. Rights of setoff associated with our foreign exchange contracts represented a potential offset to both assets and liabilities by $45 million as of December 31, 2018 and $56 million as of December 31, 2017. During the years ended December 31, 2018 and 2017, we entered into collateral security arrangements that provide for collateral to be received or posted when the net fair value of certain financial instruments fluctuates from contractually established thresholds. We posted no collateral related to our derivative liabilities as of December 31, 2018 and $38 million of collateral related to our derivative liabilities as of December 31, 2017, which is recognized in other current assets on our consolidated balance sheets, and is related to the right to reclaim cash collateral. We received $195 million in counterparty cash collateral related to our derivative assets as of December 31, 2018, which is recognized in other current liabilities on our consolidated balance sheets and is related to the obligation to return cash collateral. Additionally, as of December 31, 2018, we received $6 million in counterparty non-cash collateral in the form of debt securities. We did not receive any counterparty cash or non-cash collateral related to our derivative assets as of December 31, 2017.

Effect of Derivative Contracts on Accumulated Other Comprehensive Income (Loss)

The following tables summarize the activity of derivative contracts that qualify for hedge accounting as of December 31, 2018 and December 31, 2017, and the impact of designated derivative instruments on accumulated other comprehensive income (loss) for the twelve months ended December 31, 2018 and 2017:

	December 31, 2017	Amount of gains (losses) recognized in other comprehensive income	Less: Amount of gains (losses) reclassified from accumulated other comprehensive income to net revenue	December 31, 2018
	(In millions)
Foreign exchange contracts designated as cash flow hedges	$(111)	$263	$(30)	$182

	December 31, 2016	Amount of gains (losses) recognized in other comprehensive income	Less: Amount of gains (losses) reclassified from accumulated other comprehensive income to net revenue	December 31, 2017
	(In millions)
Foreign exchange contracts designated as cash flow hedges	$131	$(225)	$17	$(111)

Effect of Derivative Contracts on Consolidated Statements of Income
The following table provides the location in the consolidated statements of income and amount of recognized gains or losses related to our derivative instruments designated as hedging instruments:

	Year Ended December 31,
	2018	2017	2016
	(in millions)
	Net revenues
Total amounts presented in the consolidated statements of income in which the effects of cash flow hedges are recorded	$15,451	$13,094	$10,842
Gains (losses) on foreign exchange contracts designated as cash flow hedges reclassified from accumulated other comprehensive income	$(30)	$17	$119

The following table provides the location in the consolidated statements of income and amount of recognized gains or losses related to our derivative instruments not designated as hedging instruments:

	Year Ended December 31,
	2018	2017	2016
	(In millions)
Gains (losses) on foreign exchange contracts recognized in other income (expense), net	$38	$(54)	$76
Gains (losses) on foreign exchange contracts recognized in net revenues	7	—	—
Total gains (losses) recognized from foreign exchange contracts not designated as hedging instruments	$45	$(54)	$76

Notional Amounts of Derivative Contracts
Derivative transactions are measured in terms of the notional amount; however, this amount is not recorded on the balance sheet and is not, when viewed in isolation, a meaningful measure of the risk profile of the derivative instruments. The notional amount is generally not exchanged but is used only as the underlying basis on which the value of foreign exchange payments under these contracts is determined. The following table provides the notional amounts of our outstanding derivatives:

	Year Ended December 31,
	2018	2017
	(In millions)
Foreign exchange contracts designated as cash flow hedges	$3,831	$2,639
Foreign exchange contracts not designated as hedging instruments	10,703	5,669
Total	$14,534	$8,308